Trade Receivables - Schedule of Trade Receivables (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Trade Receivables [Abstract]
Trade receivables	$ 24,092	د.إ 88,463	د.إ 41,213
Less: expected credit losses allowance	(11,224)	(41,213)	(41,213)
Total trade receivables	$ 12,868	د.إ 47,250